VESSELS AND EQUIPMENT, NET (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment:
Property, Plant and Equipment, Gross	$ 1,813,170,000	$ 1,043,439,000
Property, Plant and Equipment, Net	1,516,546,000	734,155,000	342,987,000
Accumulated depreciation	(164,282,000)	(231,724,000)
Components of vessels and equipment, net:
Property, Plant and Equipment, Net, Excluding Capital Leased Assets	1,648,888,000	811,715,000
Depreciation and amortization expense	49,811,000	36,871,000	85,524,000
Vessels and equipment
Components of vessels and equipment, net:
Number of owned shipping vessels	13	7
Depreciation and amortization expense	49,800,000	36,900,000	70,300,000
Vessels under capital leases [Member]
Components of vessels and equipment, net:
Depreciation and amortization expense	0	0	15,800,000
Drydocking [Member]
Components of vessels and equipment, net:
Cost	43,900,000	33,100,000
Accumulated depreciation and amortization	(11,300,000)	(18,900,000)
Office equipment
Components of vessels and equipment, net:
Cost	1,400,000	1,700,000
Vessels
Components of vessels and equipment, net:
Amounts pledged as collateral	$ 1,997,700,000	$ 700,700,000